Long-Term Debt (Parenthetical) (Detail)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 0.75% Japanese yen notes, due 2012	Dec. 31, 2011 0.84% Japanese yen notes, due 2013
Debt Outstanding [Line Items]
Loans, principally from banks, bearing weighted average interest	1.68%	1.83%
Stated Interest Rate			0.75%	0.84%
Long-term debt, maturity year			2012	2013